5. Advances from Stockholders and Related Party Transactions (Details)	9 Months Ended
Dec. 31, 2018 USD ($)
Advances from stockholders, beginning	$ 117,912
Advances for period	176,700
Advances from stockholders, ending	294,612
Chas Radovich
Advances from stockholders, beginning	3,312
Advances for period	108,600
Advances from stockholders, ending	111,912
Leroy Delisle
Advances from stockholders, beginning	105,600
Advances for period	66,400
Advances from stockholders, ending	172,000
Alvin Snaper
Advances from stockholders, beginning	9,000
Advances for period	1,700
Advances from stockholders, ending	$ 10,700